SUPPLEMENT DATED JUNE 6, 2007 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2007

On May 17, 2007, the Board of Trustees (“Board”) of the First Investors Tax Exempt Funds approved the reorganizations of the Insured Intermediate Tax Exempt Fund (“Insured Intermediate Fund”) and Florida Insured Tax Exempt Fund (“Insured Florida Fund“) into the First Investors Insured Tax Exempt Fund (“FITE”).  It is anticipated that the reorganizations will occur on or about August 10, 2007 (“Reorganization Date”), at which time the Class A and B shares held by owners(s) of each Fund will be exchanged for Class A and B shares, respectively, of FITE based on the shareholder’s value of his her investment in the Insured Intermediate and Insured Florida Funds. The exchange of shares of the Insured Intermediate and Insured Florida Funds into FITE is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that a shareholder vote is not required to authorize the reorganizations and the Board reserves the right to terminate and abandon the reorganizations at any time prior to the Reorganization Date.

Each shareholder of the Insured Intermediate and Insured Florida Funds of record as of June 11, 2007 will be mailed an Information Statement, which will describe the conditions and effects of each Fund’s reorganization into FITE. Between June 11, 2007 and the Reorganization Date, the Insured Intermediate and Insured Florida Funds will be closed to purchase orders by new shareholders, but existing shareholders may continue to invest in these Funds. Finally, effective June 11, 2007, FITE will no longer refuse investments from new shareholders in amounts lower than $1,000,000. Thus, FITE will be open June 11, 2007 to all shareholders who meet our minimum investment requirements as described in the First Investors Shareholder Manual.

A description of FITE’s investment strategies and risks are disclosed in its current prospectus dated May 1, 2007 and can be obtained upon request for free by contacting your registered representative, Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837-3620, by telephone 1-800-423-4026 or by visiting our website at: www.firstinvestors.com.

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SUPPLEMENT DATED JUNE 6, 2007 TO THE

FIRST INVESTORS INSURED INTERMEDIATE

TAX EXEMPT FUND PROSPECTUS

DATED MAY 1, 2007

On May 17, 2007, the Board of Trustees (“Board”) of the First Investors Tax Exempt Funds approved the reorganization of the Insured Intermediate Tax Exempt Fund (“Insured Intermediate Fund”) into the First Investors Insured Tax Exempt Fund (“FITE”).  It is anticipated that the reorganization will occur on or about August 10, 2007 (“Reorganization Date”), at which time the Class A and B shares held by owners(s) of the Insured Intermediate Fund will be exchanged for Class A and B shares, respectively, of FITE based on the shareholder’s value of his or her investment in the Insured Intermediate Fund. The exchange of shares of the Insured Intermediate Fund into FITE is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that a shareholder vote is not required to authorize the reorganization and the Board reserves the right to he terminate and abandon the reorganization at any time prior to the Reorganization Date.

Each Insured Intermediate Fund shareholder of record as of June 11, 2007, will be mailed an Information Statement, which will describe the conditions and effects of the Fund’s reorganization into FITE. Between June 11, 2007 and the Reorganization Date, the Insured Intermediate Fund will be closed to purchase orders by new shareholders, but existing shareholders may continue to invest in the Fund.

A description of FITE’s investment strategies and risks are disclosed in its current prospectus dated May 1, 2007 and can be obtained upon request for free by contacting your registered representative, Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837-3620, by telephone 1-800-423-4026 or by visiting our website at: www.firstinvestors.com.

II0607

SUPPLEMENT DATED JUNE 6, 2007 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Connecticut Fund

Florida Fund

Massachusetts Fund

New Jersey Fund

New York Fund

DATED MAY 1, 2007

On May 17, 2007, the Board of Trustees (“Board”) of the First Investors Tax Exempt Funds approved the reorganization of the Florida Insured Tax Exempt Fund (“Insured Florida Fund“) into the First Investors Insured Tax Exempt Fund (“FITE”).  It is anticipated that the reorganization will occur on or about August 10, 2007 (“Reorganization Date”), at which time the Class A and B shares held by owners(s) of the Insured Florida Fund will be exchanged for Class A and B shares, respectively, of FITE based on the shareholder’s value of his or her investment in the Insured Florida Fund. The exchange of shares of the Insured Florida Fund into FITE is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that a shareholder vote is not required to authorize the reorganization and the Board reserves the right to terminate and abandon the reorganization at any time prior to the Reorganization Date.

Each Insured Florida Fund shareholder of record as of June 11, 2007, will be mailed an Information Statement, which will describe the conditions and effects of the Fund’s reorganization into FITE. Between June 11, 2007 and the Reorganization Date, the Insured Florida Fund will be closed to purchase orders by new shareholders, but existing shareholders may continue to invest in the Funds.

A description of FITE’s investment strategies and risks are disclosed in its current prospectus dated May 1, 2007 and can be obtained upon request for free by contacting your registered representative, Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837-3620, by telephone 1-800-423-4026 or by visiting our website at: www.firstinvestors.com.

FL0607

SUPPLEMENT DATED JUNE 6, 2007 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND PROSPECTUS

DATED MAY 1, 2007

Please be advised that effective June 11, 2007, First Investors Insured Tax Exempt Fund will no longer refuse investments from new shareholders in amounts lower than $1,000,000. Thus, the Fund will be open June 11, 2007 to all shareholders who meet our minimum investment requirements as described in the First Investors Shareholder Manual.

FITE0607